Savant Arrangements (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 10, 2017	May 26, 2017	Jun. 30, 2016	Dec. 31, 2019	Dec. 31, 2018
Number of shares called by warrant				331,193	331,193
Research and development	$ 1,000	$ 1,000		$ 2,616	$ 2,219
Due to Savant				$ 2,000	$ 2,000
Savant Neglected Diseases, LLC [Member]
Number of shares called by warrant			200,000
Exercise price of warrant			$ 2.25
Exercise period of warrant			5 years